Related Parties - Summary of Condensed Consolidated Statements of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Foundry revenue	$ 13,124	$ 7,270	$ 36,746	$ 29,784	$ 42,535	$ 35,268
Other income, net					721	1,794
Interest income						163
Joyn [Member]
Related Party Transaction [Line Items]
Foundry revenue	1,515	2,151	4,267	5,733	7,273	9,349
Other income, net					407	222
Interest income
Motif [Member]
Related Party Transaction [Line Items]
Foundry revenue	6,099	3,034	16,203	15,036	20,798	18,986
Other income, net					314	42
Interest income
Genomatica [Member]
Related Party Transaction [Line Items]
Foundry revenue	3,279	748	9,480	6,169	9,431	6,248
Other income, net
Interest income
Allonnia [Member]
Related Party Transaction [Line Items]
Foundry revenue	913	1,322	4,277	2,784	4,960
Other income, net
Interest income
Synlogic [Member]
Related Party Transaction [Line Items]
Foundry revenue	2	15	12	62	73	17
Other income, net
Interest income
Arcaea [Member]
Related Party Transaction [Line Items]
Foundry revenue	$ 1,316		$ 2,507
Glycosyn [Member]
Related Party Transaction [Line Items]
Foundry revenue						668
Other income, net						1,530
Interest income						$ 163